Lease arrangements - Summary of right of use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease arrangements
At start of year	£ 145	£ 161
Additions	38	34
Acquisitions		3
Remeasurement	6	8
Disposals	(7)	(8)
Depreciation	(65)	(63)
Exchange translation differences	(4)	10
At end of year	£ 113	£ 145